Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,254,679)	$ (4,185,192)	$ (3,932,965)	$ (7,570,873)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	606,204	779,517	693,805	543,212
Deposit written off	48,231	62,020
Provision of credit loss allowance	100,721	129,517		56,005
Loss on derecognising right-of-use asset	2,603	3,347
Change in operating assets and liabilities
Account receivables	(355,714)	(457,412)	3,714,850	(3,492,530)
Contract asset	22,023	28,320	28,320	(78,603)
Deposits, prepaid expenses and other current assets	1,094,585	1,407,527	(1,624,508)	1,440,391
Inventory	(18,200)	(23,404)	73,976	166,006
Account payables	(380,660)	(489,491)	403,508	179,360
Accruals and other payables	583,803	750,712	(316,332)	(163,588)
Income tax payable			(239,930)	(76,526)
Contract liabilities	145,439	187,020	44,192	1,452,346
Net cash used in operating activities	(1,405,644)	(1,807,519)	(1,155,084)	(7,544,800)
CASH FLOWS FROM INVESTING ACTIVITIES:
Placement of restricted cash	(777,665)	(1,000,000)
Purchase of property and equipment	(436,829)	(561,719)	(15,901)	(21,265)
Additions to intangible assets	(1,123,164)	(1,444,276)	(1,397,077)	(892,109)
Net cash used in investing activities	(2,337,658)	(3,005,995)	(1,412,978)	(913,374)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loan	583,249	750,000		38,500
Repayment of bank loans	(404,962)	(520,740)	(754,885)	(1,225,129)
Proceeds from short-term borrowings	4,026,752	5,178,001
Repayment of short-term borrowings	(2,494,752)	(3,208,001)
Proceeds from other payables to related parties	1,069,547	1,375,330
Repayment of other payables to related parties	(894,315)	(1,150,000)	(89,130)	(369,688)
Proceeds from issuance of shares	4,074,649	5,239,591	2,793,695	10,795,690
Principal payment of lease liabilities	(125,213)	(161,012)	(93,000)	(127,563)
Net cash provided by financial activities	5,834,955	7,503,169	1,856,680	9,111,810
Net change in cash and cash equivalents	2,091,653	2,689,655	(711,382)	653,636
Foreign currency translation	(52,673)	(67,732)	38,748	(1,200)
Cash and cash equivalents as of beginning of the year	400,361	514,825	1,187,459	535,023
Cash and cash equivalents as of end of the year	2,439,341	3,136,748	514,825	1,187,459
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (received)/paid for income tax			(128,612)	23,086
Cash paid for interest	$ 391,439	$ 503,352	$ 34,846	$ 183,046